Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax on profits for the period	€ (94.6)	€ (60.7)	€ (69.9)
Adjustments in respect of prior periods	2.0	(4.5)	5.8
Total current tax expense and adjustments	(92.6)	(65.2)	(64.1)
Origination and reversal of temporary differences	41.8	5.2	(4.4)
Impact of change in tax rates	0.0	(0.9)	(2.7)
Total deferred tax expense and adjustments	41.8	4.3	(7.1)
Total tax expense	(50.8)	€ (60.9)	€ (71.2)
Current tax expense (income), related to Pillar Two income taxes	€ 0.1